Leasing Arrangements - Additional Information (Details) $ in Billions		1 Months Ended	12 Months Ended
	Jul. 23, 2019 USD ($) option	Mar. 31, 2015 USD ($) Lease	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Leases renewal term			25 years
Contractually obligated lease payments for operating leases not yet commenced			$ 1.9
Gross proceeds of sale-leaseback transaction	$ 1.0
Sale-leaseback transaction, lease terms	P2Y
Sale-leaseback transaction, number of renewal options | option	4
Sale-leaseback transaction, renewal term	3 months
Minimum
Lessee, Lease, Description [Line Items]
Leases remaining lease term			1 year
Maximum
Lessee, Lease, Description [Line Items]
Leases remaining lease term			28 years
Tower Monetization Transaction
Lessee, Lease, Description [Line Items]
Number of towers subject to failed sale leaseback | Lease		11,300
Proceeds from failed sale lease back		$ 5.0
Minimum number of years to sublease capacity on towers		10 years